LIBERTY MUNICIPAL MONEY MARKET FUND

                        SUPPLEMENT TO CLASS Z PROSPECTUS

The Fund's prospectus is revised as follows:

(1) The "Annual Fund Operating Expenses" and "Example Expenses" tables appearing in the section The Fund - Your Expenses are replaced with the following:


Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee (%)(1)                                  0.50
--------------------------------------------------- -----------
--------------------------------------------------- -----------
Distribution and service (12b-1) fees (%)              0.00
--------------------------------------------------- -----------
--------------------------------------------------- -----------
Other expenses (%)                                     1.29
--------------------------------------------------- -----------
--------------------------------------------------- -----------
Total annual fund operating expenses (%)               1.79 (2)


Example Expenses (your actual costs may be higher or lower)

       1 Year              3 Years            5 Years            10 Years
        $182                $563                $970              $2,105

(1) Prior to July 15, 2002, the management fee was paid by the SR&F Municipal Money Market Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.
(2) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management and administration fees for Class Z shares would be 0.00%, other expenses for Class Z shares would be 0.75% and total annual fund operating expenses for Class Z shares would be 0.75%. This arrangement may be modified or terminated by the advisor or administrator at any time.


(2) The third paragraph under the caption "Investment Advisor" in the section Managing the Fund is replaced with the following:

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.00% of average daily net assets of the Fund.



                                                                  July 29, 2002

                       LIBERTY MUNICIPAL MONEY MARKET FUND

                     SUPPLEMENT TO CLASS A, B, C PROSPECTUS

The Fund's prospectus is revised as follows:

(1) The "Annual Fund Operating Expenses" and "Example Expenses" tables appearing in the section The Fund - Your Expenses are replaced with the following:


Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A    Class B      Class C

Management fee (1)(2) (%)                     0.50      0.50         0.50
------------------------------------------ ----------- ------------ ------------
------------------------------------------ ----------- ------------ ------------
Distribution and service (12b-1) fees (%)     0.00      1.00 (3)     1.00 (3)
------------------------------------------ ----------- ------------ ------------
------------------------------------------ ----------- ------------ ------------
Other expenses (2) (%)                        1.29      1.29         1.29
------------------------------------------ ----------- ------------ ------------
                                              1.79 (2)  2.79 (2)(3)  2.79 (2)(3)
Total annual fund operating expenses (%)


Example Expenses (your actual costs may be higher or lower)

Class                                 1 Year     3 Years   5 Years   10 Years

Class A                                 $182    $   563     $  970    $2,105
------------------------------------ ---------- --------- --------- -----------
Class B: did not sell your shares       $282    $   865     $1,474    $2,879
         sold all your shares at
           the end of the period        $782    $ 1,165     $1,674    $2,879
------------------------------------ ---------- --------- --------- -----------
Class C: did not sell your shares       $282    $   865     $1,474    $3,119
         sold all your shares at
           the end of the period        $382    $   865     $1,474    $3,119

(1) Prior to July 15, 2002, the management fee was paid by the SR&F Municipal Money Market Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.
(2) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any). As a result, and giving effect to the waiver described in Note 3, the actual management and administration fees for each Class would be 0.00%, other expenses for Class A, B and C shares would be 0.75% and total annual fund operating expenses for Class A, B and C shares would be 0.75%, 1.58% and 1.15%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.
(3) The Fund's advisor has voluntarily agreed to reimburse a portion of the 12b-1 fee for Class B shares and the Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class B and C shares would be 0.83% and 0.40%, respectively, and the total annual fund operating expenses for Class B and C shares, giving effect to the waiver described in Note 2, would be 1.58% and 1.15%, respectively. These arrangements may be modified or terminated by the advisor or distributor at any time.


(2) The third paragraph under the caption "Investment Advisor" in the section Managing the Fund is replaced with the following:

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.00% of average daily net assets of the Fund.


                                                                  July 29, 2002



<